Average Annual Total Returns - LVIP American Growth Allocation Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 years	Growth Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		Growth Allocation Composite (reflects no deductions for fees, expenses or taxes) 5 years		Growth Allocation Composite (reflects no deductions for fees, expenses or taxes) 10 years
Total	17.21%	10.76%	8.61%	16.79%	10.37%	8.24%	18.40%	15.22%	13.88%	13.21%	[1]	9.98%	[1]	8.64%	[1]

[1]	The Growth Allocation Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 40% S&P 500® Index, 30% MSCI EAFE® NR Index, and 30% Bloomberg Barclays U.S. Aggregate Bond Index. The Growth Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.